FAIR VALUE MEASUREMENTS - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs of Warrants (Details)		6 Months Ended		12 Months Ended
	Aug. 15, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Volatility				74.82%
Expected time (years)				2 years 3 months
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Volatility	80.23%	90.34%	74.82%	77.69%
Expected time (years)		4 years 1 month 17 days	5 years 1 month 17 days
Dividend yield	0.00%	0.00%	0.00%	0.00%